Segment Reporting - Schedule of Selected Balance Sheet Information by Segment (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Assets	$ 20,803,923	$ 4,539,414	$ 4,280,327
DRTV Consumer [Member]
Total Assets	20,312,867	4,454,701	4,242,502
International Third Party Distributor [Member]
Total Assets	$ 24,100	$ 84,713	$ 37,825